Stockholders' Equity (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
Summary Of Preferred Stock, Preferred Units And Contingent Units

	Optional		Outstanding	Outstanding
	Redemption	Annual	as of December 31,	as of December 31,
	Date	Dividend	2012	2011
Class A Preferred Stock, cumulative redeemable, liquidation preference $100.00 per share plus all accumulated, accrued and unpaid dividends (if any), 273,326 and 0 shares outstanding at December 31, 2012 and December 31, 2011, respectively	7 years from date of issuance	(1)	$26,802,814	$-

Class B Preferred Units, cumulative redeemable, liquidation preference $100.00 per share plus 3% per annum of the liquidation preference per unit, which accrues annually, and any unpaid distributions, 98,304 and 0 units outstanding at December 31, 2012 and December 31, 2011, respectively	June 2014	(2)	$9,683,089	$-

Class C Preferred Units, cumulative redeemable, liquidation preference $100.00 per share plus 3% per annum of the liquidation preference per unit, which accrues annually, and any unpaid distributions, 98,304 and 0 units outstanding at December 31, 2012 and December 31, 2011, respectively	June 2015	(2)	$9,717,249	$-
			$46,203,152

(1)Cumulative annual cash dividend at the rate of 1% of the liquidation preference, which increases by 1% on each of the third and fourth anniversaries after issuance

(2)Cumulative annual cash distribution equal to 1.5% of the liquidation preference per share, payable quarterly, if declared.

	Optional		Outstanding	Outstanding
	Redemption	Annual	as of December 31,	as of December 31,
	Date	Dividend	2012	2011
Class A Preferred Stock, cumulative redeemable, liquidation preference $100.00 per share plus all accumulated, accrued and unpaid dividends (if any), 273,326 and 0 shares outstanding at December 31, 2012 and December 31, 2011, respectively	7 years from date of issuance	(1)	$26,802,814	$-

Class B Preferred Units, cumulative redeemable, liquidation preference $100.00 per share plus 3% per annum of the liquidation preference per unit, which accrues annually, and any unpaid distributions, 98,304 and 0 units outstanding at December 31, 2012 and December 31, 2011, respectively	June 2014	(2)	$9,683,089	$-

Class C Preferred Units, cumulative redeemable, liquidation preference $100.00 per share plus 3% per annum of the liquidation preference per unit, which accrues annually, and any unpaid distributions, 98,304 and 0 units outstanding at December 31, 2012 and December 31, 2011, respectively	June 2015	(2)	$9,717,249	$-
			$46,203,152

(1)Cumulative annual cash dividend at the rate of 1% of the liquidation preference, which increases by 1% on each of the third and fourth anniversaries after issuance

(2)Cumulative annual cash distribution equal to 1.5% of the liquidation preference per share, payable quarterly, if declared.